kspreen@calfee.com
216.622.8826 Direct

Calfee, Halter & Griswold LLP
Attorneys at Law
1400 KeyBank Center
800 Superior Avenue
Cleveland, Ohio 44114-2688
216.622.8200 Phone
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www.calfee.com

April 7, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-3628

Attention:	Perry I. Hindin
Special Counsel
Office of Mergers & Acquisitions

	Re:	LNB Bancorp, Inc.
Preliminary Proxy Statement on Schedule 14A
File No. 000-13203
Ladies and Gentlemen:
On behalf of LNB Bancorp, Inc. (“LNB” or the “Company”), we are transmitting for filing via the EDGAR system a revised Preliminary Proxy Statement (the “Proxy Statement”). The Proxy Statement has been marked to indicate the changes to the Preliminary Proxy Statement filed by the Company on March 24, 2009 in accordance with the provisions of Rule 310 of Regulation S-T.
This letter also responds to your comments on the Preliminary Proxy Statement which were issued in your letter dated April 7, 2009. For your convenience, we have repeated your comments in italics followed by our supplemental response or reference to revised disclosure that appears in the Proxy Statement.
Proxy Statement
General
SEC Comment #1:
Please provide updated disclosure regarding the complaint the Company filed against Mr. Osborne.

Calfee, Halter & Griswold LLP
Securities and Exchange Commission
April 7, 2009

Response:
LNB has revised the Proxy Statement in response to this comment. Please see the cover letter to the Proxy Statement and pages 1 and 2 of the Proxy Statement.
SEC Comment #2:
The Company’s notice of annual meeting appears to refer readers to a yet identified website where shareholders can obtain proxy materials. In addition to providing the website address, please revise your materials to provide all of the information required in a Notice of Internet Availability of Proxy Materials pursuant to paragraphs (d) and (n)(4) of Exchange Act Rule 14a-16. Specifically, as required by 14a-16(d)(1), please include in the proxy statement itself a prominent legend in bold-face type that states “Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to Be Held on April 28, 2009.”
Response:
In response to this comment, LNB has revised the notice of annual meeting included in the Proxy Statement to include all of the information required pursuant to paragraphs (d) and (n)(4) of Exchange Act Rule 14a-16, including the legend referenced in the comment.
SEC Comment #3:
In the notice of annual meeting, the Company indicates that shareholders will “consider and vote upon two shareholder proposals, if properly presented at the Annual
Meeting . . .” Please explain the meaning of the italicized language. What procedures must the proponents comply with in order to properly present their proposals? Are the proponents aware of such procedures?
Response:
LNB has revised the notice of annual meeting included in the Proxy Statement to delete the italicized language referenced in this comment.
Proposal 1 — Election of Directors, page 6
SEC Comment #4:
We note that you may introduce substitute director nominees. Please revise to address whether any advance notice provisions affect your ability to designate other nominees.

Calfee, Halter & Griswold LLP
Securities and Exchange Commission
April 7, 2009

Please also note that we consider the existence of substitute nominees to be material to a security holder’s voting decision. Please advise as to why you believe you are permitted to use these proxies for the election of other unnamed nominees to be designated by you at a later date. Refer to Rule 14a-4(d)(1) and Item 7 of Schedule 14A.
Response:
LNB has revised the Proxy Statement to delete the language referenced in this comment. Please see page 6 of the Proxy Statement.
How will proxies for the Annual Meeting be solicited?, page 5
SEC Comment #5:
We note that you may employ various methods to solicit proxies. Please be advised that all written solicitation materials, including any scripts to be used in soliciting proxies over the telephone, must be filed under the cover of Schedule 14A. Refer to Rule 14a-6(b) and (c). Please confirm your understanding.
Response:
LNB acknowledges the staff’s comment and confirms its understanding of the filing requirements with respect to written soliciting materials.
Other Matters
In addition to responding to the foregoing comments, we have provided herewith as Attachment 1 the statement requested by the staff.
Thank you for your prompt attention to this filing. Should you require any further information from LNB or if you have any questions concerning any of the matters addressed in this letter, please do not hesitate to contact the undersigned.
Very truly yours,
/s/ Kristofer K. Spreen
Kristofer K. Spreen

cc:	Daniel E. Klimas
Thomas F. McKee
John J. Jenkins

Attachment 1

Acknowledgment
     In connection with the filing of its preliminary proxy statement (Commission File No. 0-13203), LNB Bancorp, Inc. (“LNB”) hereby acknowledges that:
•	LNB is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	LNB may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

LNB Bancorp, Inc.

By:	/s/ Daniel E. Klimas

Daniel E. Klimas President and Chief Executive Officer

Dated: April 7, 2009